Note 5 - Significant Amounts Reclassified out of Each Component of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Unrealized gains on available-for-sale securities	[1]	$ 252	$ 22	$ 303	$ 46
Income taxes	[1]	(86)	(8)	(103)	(16)
Net of tax	[1]	$ 166	$ 14	$ 200	$ 30

[1]	Amounts in parentheses indicate debits to net income